Investment Strategy	Feb. 28, 2025
SRH REIT Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio.

REIT Portfolio

SRH Advisors, LLC (fka Rocky Mountain Advisers, LLC) (the “Sub-Adviser”), a sub-adviser to the Fund, will select approximately 20-30 REITs for inclusion in the Fund’s portfolio based on several quantitative and qualitative factors to isolate candidates likely to provide long-term capital appreciation and annual distribution growth. These factors include the REIT’s organic net operating income growth (defined as the net operating income growth attributable to the REIT’s existing businesses, excluding any income derived as a result of corporate activities, such as mergers and asset acquisitions), the estimated fair value of its underlying real estate properties, the quality of its underlying real estate properties, and the Sub-Adviser’s assessment of the REIT’s managerial team’s investment strategy (i.e. management’s stated strategy in regards to the management and operation of the REIT’s portfolio), experience, and alignment of incentives with that strategy. In addition, the Sub-Adviser considers the REIT’s subsector focus (such as residential, self-storage, infrastructure, office, etc.) in the context of prevailing macroeconomic and industry trends when selecting REITs for the Fund’s portfolio.

REITs may be sold when the Sub-Adviser observes a significant negative change in one of the selection factors such as a change in management or management strategy, the organic growth slows, or the valuation of the underlying assets declines. Additionally, in connection with the option strategy discussed below, a REIT may be sold if a call option written by the Fund on that specific REIT is exercised.

Option Strategy

The Fund also employs an option strategy by writing U.S. exchange-traded covered call options on select securities in the REIT portfolio with the goal of generating additional income and selective repurchase of such options. A call option written (sold) by the Fund gives the holder (buyer) the right to buy a certain security at a predetermined strike price from the Fund. The strategy generates income for the Fund from the price (premium) paid by the buyer for the option contract. The intention of the Fund is to reduce risk and enhance total return by tactically selling call options on some or all of the securities in the REIT portfolio. The call options may not correspond to approximately 100% of the value of the securities held by the Fund, therefore representing a partially covered strategy. The Fund is not obligated to write call options on every REIT in the portfolio and at times, it may have very few call option positions. The Sub-Adviser determines to sell a covered call on a particular security based on a variety of criteria, including, but not limited to, the premiums available, liquidity of the option contract or underlying REIT, the prospective capital appreciation of the security, and the market environment. The call options written (sold) may either be traditional exchange-listed options or FLexible EXchange (“FLEX”) options. The implications of the written (sold) FLEX call options are describe in more detail here:

Call Options – When the Fund sells a call option, the Fund receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund retains the premium.

FLEX Options – FLEX options are options guaranteed by the Options Clearing Corporation (OCC), that allow investors to customize key contract terms, including expiration date, exercise style, and exercise price, and expanded position limits. Because FLEX options may not trade regularly, a model-based valuation for the FLEX options that references the quoted prices for listed options may be used to value the FLEX options.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges.
SRH U.S. Quality GARP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.

The SRH U.S. Quality GARP Index

The SRH U.S. Quality GARP Index (the “Index”) is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, SRH Advisors, LLC (fka Rocky Mountain Advisers, LLC) (the “Index Provider”), has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely-followed, broad-based U.S. equity benchmarks.

The Index is constructed through the application of an objective, rules-based methodology created by the Index Provider, which involves first defining the investable universe of securities, then screening the securities in the investable universe using value, growth, and quality metrics based on company valuation, revenue growth, and variability of such growth, respectively. Securities in the investable universe that pass each of these screens are included in the Index and are equal-weighted.

Defining the Index’s Investable Universe

The Index’s investable universe is first defined by the Index Provider to include the common stock of the top 1,000 U.S. domiciled companies (as determined by market capitalization as of testing date or any of the prior four quarter-ends from the testing date) listed on a major U.S. exchange. Only securities with over $1 million in median daily trading value over the prior 30 days are deemed eligible for the Index, while securities of Real Estate Investment Trusts (“REITs”), Master Limited partnerships (“MLPs”), American Depositary Receipts (“ADRs”), Preferred Stocks, investment companies, Business Development Companies (“BDCs”) and Special Purpose Acquisition Companies (“SPACs”) are excluded from the Index’s investable universe.

Application of Value, Growth, and Quality Criterion Screens

Once the constituents of the Index’s investable universe have been established, they are next screened through the following value, growth, and quality screening criterions developed by the Index Provider.

The Index’s value criterion removes companies from the investable universe that exhibit an excessively high market valuation compared to their fundamental value, as measured by the ratio of a company’s enterprise value (equal to its market capitalization plus total debt, minus cash and cash equivalents) to its trailing 12-month free-cash-flow. To limit turnover in the Index and allow for appreciation of the securities, the Index utilizes a time buffer when applying this criterion, meaning a company is not excluded if it satisfies the free- cash-flow ratio test as of any of (i) the testing date or (ii) any of the prior six quarter-ends from the testing date.

The Index’s growth criterion removes companies from the investable universe that do not exhibit at least moderate long-term revenue growth, as measured by a company’s 5-year average revenue growth rate. To limit turnover in the Index, the Index utilizes a time buffer when applying this criterion, meaning a company is not excluded if it satisfies the revenue growth rate test as of any of (i) the testing date or (ii) the date one-year prior to the testing date.

The Index’s quality criterion removes companies from the investable universe that exhibit excessive or inconsistent growth that may be unsustainable. The Index excludes a company if it recorded an annual revenue growth rate in any of the past five years that exceeded an annual growth rate limit set by the Index.

Additional Information Regarding the Index

Following a final adjustment to exclude any companies subject to a pending acquisition transaction, the companies remaining are those that constitute the Index. The Index is equally weighted and is rebalanced and reconstituted annually.

The Index’s methodology is not constrained by specific market capitalization ranges or sectors. The Index’s constituents are typically characterized as mid-capitalization (defined as those with a market capitalization of $2 billion up to $10 billion) or large-capitalization companies (market capitalization of $10 billion or greater) but may include small capitalization companies. As of October 31, 2024, there were 62 companies in the Index, of which 35 were large-cap, 26 medium-cap, and 1 small-cap. At that point, the Index’s largest industry exposure allocation was to the Technology sector, but this may change following each Index reconstitution or rebalance.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index. The Fund, may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Vident Asset Management (“Vident” or the “Sub-Adviser”), the Fund’s investment sub-adviser, believes it is in the best interests of the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the component securities of the Index. Paralel Advisors LLC (“Paralel” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. The Index Provider has an indirect, non-controlling interest in the parent company of the Adviser.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of issuers that are principally traded in the United States. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the component securities of the Index.
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that aims to provide the benefits of partial equity exposure while mitigating the risk posed by a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in growth with lower volatility and mitigated downside equity market risk (sometimes referred to as “tail risk”). The Fund seeks to achieve its goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in call options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from call options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the call options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade call options. If the income-generating investments carry a duration longer than the call positions, the amount invested in call options will be an amount equal to annualized income net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging, which may result in the Fund utilizing a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the call options strategy.

Call Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

A call option gives the owner the right, but not the obligation, to buy a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a call option generally will decrease, whereas the value of a call option will generally increase if the reference asset appreciates in value. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out of the money (above current market price) or at-the-money call options. The adviser evaluates the relative prices of at-the-money and out-of-the money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. The partial amount of equity upside the Fund captures is dictated by the adviser’s strategy of targeting investments in call options to an amount approximately equal to the amount of income generated by the Fund’s portfolio. Using this strategy, based on recent market conditions, the adviser anticipates that the Fund will capture 20% to 40% of U.S. large capitalization equity market gains on a quarter-to-quarter basis.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% call options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Quarterly Bear Hedge ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that aims to provide substantial protection of principal and generation of interest income while maintaining the potential to create positive returns in the event of a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in capital gains during high volatility environments. The Fund seeks to achieve these goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in put options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from put options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% put options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the put options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade put options. If the income-generating investments carry a duration longer than the put positions, the amount invested in put options will be an amount equal to annualized income utilized net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging. In these circumstances, the Fund may utilize a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the put options strategy.

Put Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of the performance of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a put option generally will increase. In the event the reference asset appreciates in value, the value of a put option generally will decrease and may become worthless. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the money (above current market price) or at-the-money put options. The adviser evaluates the relative prices of at-the-money and out-of-the money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility.

The Fund’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market (sometimes referred to as “tail risk”). The Fund’s equity market risk is limited to the risk that the put options will expire worthless. If, however, the value of the reference asset falls below the put option’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the reference asset. In such an instance, employing the put option strategy may generate a positive return. Because puts increase in value when the reference asset declines, the Fund benefits from a market decline. Using this strategy, based on recent market conditions, the adviser anticipates that the Fund could reap a positive benefit equal to 20% to 40% of U.S. large capitalization equity market declines on a quarter-to-quarter basis.